Other financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Other financial assets
Schedule of other financial assets

	At December 31,
	2020	2019
Non-current
Other financial assets at fair value through profit or loss
Equity investments (*)	3,614	3,309
	3,614	3,309
Other financial assets at amortized cost
Related parties (Note 27)	2,609	2,494
	2,609	2,494
	6,223	5,803
Current
Other financial assets at fair value through profit or loss
Corporate Bonds	22,693	12,698
Mutual funds	15,809	—
Government securities	10,570	—
Related parties (Note 27)	4,275	4,643
	53,347	17,341
Other financial assets at amortized cost
Related parties (Note 27)	9,860	9,930
Time Deposits	2,195	—
Treasury bills	8,499	56,483
	20,554	66,413
	73,901	83,754

(*) As of December 31, 2020 and 2019 includes equity investments where the group holds a minor equity interest and does not exert significant influence, mainly TA’s purchase of an 8.16% stake in Firenze Parcheggi S.p.A., a company that manages public parking lots in Florence.